Average Annual Total Returns			12 Months Ended	33 Months Ended	39 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
EMQQ The Emerging Markets Internet ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			14.17%			0.25%	4.96%
EMQQ The Emerging Markets Internet ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.57%			0.07%	4.75%
EMQQ The Emerging Markets Internet ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.56%			0.14%	3.88%
FMQQ The Next Frontier Internet ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.87%		(19.52%)
Performance Inception Date		Sep. 27, 2021
FMQQ The Next Frontier Internet ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.72%		(19.56%)
FMQQ The Next Frontier Internet ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.68%		(13.93%)
INQQ The India Internet ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			19.36%	0.33%
Performance Inception Date		Apr. 05, 2022
INQQ The India Internet ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			19.29%	0.30%
INQQ The India Internet ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.96%	0.33%
EMQQ The Emerging Markets Internet Index1 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		EMQQ The Emerging Markets Internet Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		13.91%			0.89%	5.80%
MSCI Emerging Markets Index (NR) (USD) (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (NR) (USD) (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)
Average Annual Return, Percent			7.50%			1.70%	3.64%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			25.02%			14.53%	13.10%
FMQQ The Next Frontier Internet Index1 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FMQQ The Next Frontier Internet Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[2]		14.17%		(19.07%)
MSCI Frontier Markets Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Frontier Markets Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			9.42%		(2.80%)
MSCI Emerging Markets Index (NR) (USD)2 (reflects no deductions for fees, expenses or taxes, except foreign withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (NR) (USD) (reflects no deductions for fees, expenses or taxes, except foreign withholding taxes)
Average Annual Return, Percent	[3]		7.50%		(2.49%)
INQQ The India Internet Index (NR) (USD)1 (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		INQQ The India Internet Index (NR) (USD) (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)
Average Annual Return, Percent	[4]		24.66%	3.52%
MSCI India Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI India Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			12.41%	8.29%

[1]	This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.
[2]	This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.
[3]	Effective August 31, 2025, the Fund’s broad-based securities market index changed from MSCI Frontier Markets Index to the MSCI Emerging Markets Index (NR) (USD), which better reflects the applicable broad-based market.
[4]	This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.